Total Cash, Cash Equivalents, Restricted Cash and Restricted Investments - Summary of Cash and Cash Equivalents, Restricted Cash and Restricted Investments (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restricted Cash and Cash Equivalents Items [Line Items]
Cash and cash equivalents	$ 712.4	$ 1,222.0
Restricted cash and cash equivalents	251.7	185.9
Total cash, cash equivalents and restricted cash	964.1	1,407.9	$ 476.0	$ 1,238.5
Restricted investments securing reinsurance contracts and letter of credit facilities	1,347.0	989.4
Total cash, cash equivalents, restricted cash and restricted investments	2,311.1	2,397.3
Financial Standby Letter of Credit
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	5.8	21.2
Reinsurance Contracts
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash and cash equivalents	$ 245.9	$ 164.7